Fair Value Measurements (Details) (Recurring, CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total fair value | Foreign currency forward contracts
Assets:
Derivative assets	3,323	490
Total	3,323	490
Total fair value | Interests rate swap contract
Liabilities:
Derivative liabilities	13,557	23,370
Total	13,557	23,370
Significant other observable inputs (Level 2) | Foreign currency forward contracts
Assets:
Derivative assets	3,323	490
Total	3,323	490
Significant unobservable inputs (Level 3) | Interests rate swap contract
Liabilities:
Derivative liabilities	13,557	23,370
Total	13,557	23,370